Fair Values Of Plan Assets, Domestic (Detail) (Domestic Plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	¥ 164,253		¥ 153,212		¥ 159,831
Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	36,984		38,019
Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	12,255		11,975
Fair Value, Inputs, Level 1
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	23,051		19,699
Fair Value, Inputs, Level 1 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 1 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	110		21
Fair Value, Inputs, Level 2
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	141,202		133,513
Fair Value, Inputs, Level 2 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	36,984		38,019
Fair Value, Inputs, Level 2 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	12,145		11,954
Fair Value, Inputs, Level 3
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 3 | Life insurance company general accounts
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Fair Value, Inputs, Level 3 | Other assets
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	30,787	[1]	25,303	[2]
Equity Securities | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	17,759		14,744
Equity Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[1]		[2]
Equity Securities | Fair Value, Inputs, Level 1 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	17,759		14,744
Equity Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	30,787	[1]	25,303	[2]
Equity Securities | Fair Value, Inputs, Level 2 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Equity Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[1]		[2]
Equity Securities | Fair Value, Inputs, Level 3 | Domestic companies
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	61,286	[3]	58,237	[3]
Debt Securities | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,182		4,934
Debt Securities | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 1 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[3]		[3]
Debt Securities | Fair Value, Inputs, Level 1 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	5,182		4,934
Debt Securities | Fair Value, Inputs, Level 1 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 2 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	61,286	[3]	58,237	[3]
Debt Securities | Fair Value, Inputs, Level 2 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 2 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Pooled funds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets		[3]		[3]
Debt Securities | Fair Value, Inputs, Level 3 | Domestic bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets
Debt Securities | Fair Value, Inputs, Level 3 | Foreign bonds
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets

[1]	These funds invest in listed equity securities consisting of approximately 45% domestic companies and 55% foreign companies for domestic plans.
[2]	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
[3]	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.